Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Tax Expense [Abstract]
Components Of Income From Continuing Operations Before Income Taxes

(Dollars in thousands)	2012	2011	2010
United States	$67,297	73,275	66,639
Foreign	4,387	3,683	3,026
Total income before income taxes	$71,684	76,958	69,665

Principal Components Of Income Tax Expense (Benefit) From Continuing Operations

(Dollars in thousands)	2012	2011	2010

Federal
Current	$16,868	15,708	17,585
Deferred	4,084	5,578	4,199
State and local:
Current	1,659	2,218	2,193
Deferred	531	580	230
Foreign:
Current	1,897	3,104	1,130
Deferred	(234)	(2,731)	(518)

Total	$24,805	24,457	24,819

Schedule Of Actual Income Tax Expense (Benefit) From Continuing Operations

	2012	2011	2010

Federal corporate statutory rate	35.0%	35.0%	35.0%
State and local, net of Federal benefits	3.3	3.6	3.1
Foreign	0.1	(2.2)	(1.5)
Research credit	(0.4)	(2.0)	0.3
Domestic production deduction	(2.4)	(2.5)	(1.9)
Change in uncertain tax positions	(2.6)	(0.5)	0.1
Purchase accounting adjustment	0.7	—	—
Other, net	0.9	0.4	0.5

Effective income tax rate	34.6%	31.8%	35.6%

Tax Effects Of Temporary Differences That Give Rise To Significant Portions Of The Deferred Tax Assets And Liabilities

(Dollars in thousands)	2012	2011

Deferred tax assets:
Inventories, long-term contract accounting,
contract cost reserves and other	$7,819	6,029
Pension and other postretirement benefits	13,437	11,341
Net operating loss carryforward—domestic	562	687
Net operating loss carryforward—foreign	3,841	3,419
Capital loss carryforward	240	240
Other compensation-related costs
and other cost accruals	17,589	17,316
State credit carryforward	997	1,240

Total deferred tax assets	44,485	40,272
Deferred tax liabilities:
Plant and equipment, depreciation methods,
acquisition asset allocations, and other	(109,905)	(104,082)

Net deferred tax liabilities before
valuation allowance	(65,420)	(63,810)
Less valuation allowance	(942)	(873)

Net deferred tax liabilities	$(66,362)	(64,683)

Reconciliation Of Unrecognized Tax Benefits

(Dollars in millions)	2012	2011

Balance as of October 1,	$3.6	3.2
Increases related to prior year tax positions	—	0.7
Decreases related to prior year tax positions	(0.3)	—
Increases related to current year tax positions	0.1	0.2
Lapse of statute of limitations	(1.6)	(0.5)

Balance as of September 30,	$1.8	3.6